Schedule of disaggregation of revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Sales of goods	$ 6,767,591	$ 10,588,835
Sales of products [member]
IfrsStatementLineItems [Line Items]
Sales of goods	$ 6,767,591	$ 10,588,835